SHAREHOLDERS' EQUITY - Dividends (Details) - $ / shares										9 Months Ended		12 Months Ended
	Apr. 01, 2020	Jan. 02, 2020	Oct. 01, 2019	Jul. 02, 2019	Apr. 01, 2019	Jan. 03, 2019	Oct. 03, 2018	Jul. 03, 2018	Apr. 03, 2018	Jan. 02, 2020	Jan. 03, 2019	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Dividends per share (in dollars per share)			$ 0.50	$ 0.50	$ 0.50	$ 0.48	$ 0.48	$ 0.48	$ 0.48		$ 1.92
Subsequent Event
Disclosure of classes of share capital [line items]
Dividends per share (in dollars per share)		$ 0.50								$ 2.00
Subsequent Event | Forecast
Disclosure of classes of share capital [line items]
Dividends per share (in dollars per share)	$ 0.50
Class A Voting Shares
Disclosure of classes of share capital [line items]
Entitled rate per share of dividends (in dollars per share)												$ 0.05
Class B Non-Voting Shares
Disclosure of classes of share capital [line items]
Entitled rate per share of dividends (in dollars per share)												$ 0.05